Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Shareholders' Equity
Note 11 - Shareholders' Equity

Stock options to employees and directors

A.
In October 2000, the Board of Directors of Silicom adopted the Silicom Ltd. US Share Option Plan (2000) (the "US Plan"). The US Plan provides that options may be granted to any officer, consultants and certain other present and future employees and directors of Silicom and its subsidiary. Under the terms of the US Plan, up to a maximum of 200,000 ordinary shares of Silicom are reserved for issuance, subject to certain adjustments. The exercise price of the options granted under the US Plan shall be not less than 100 percent (or, in the case of a grant to a holder of more than 10% of Silicom's outstanding shares, 110 percent) of the fair market value of the ordinary shares subject to the option on the date the option is granted. The vesting period of the options is subject to the discretion of the Board. The term of the option shall not exceed 10 years from the date that the option was granted (or five years, in the case of optionees who hold more than 10% of Silicom's outstanding shares).

B.
On July 21, 2004, the Board resolved, subject to shareholders' approval that was given on December 30, 2004, to adopt the Share Option Plan (2004) (the "2004 Plan") and to cancel any authorized share capital of the Company that had been previously reserved and unexercised under the 1993 and 1994 plans, which was not then allocated under such plans or which would become unallocated from time to time as outstanding options expire or are forfeited collectively (the "Cancelled Reserve"). The Cancelled Reserve consisted of 282,750 authorized Ordinary Shares of the Company.

The 2004 Plan, covers up to 582,750 options at a conversion rate of 1:1 to be granted to Israeli employees and directors. Option grants to employees under the 2004 Plan, including terms of vesting and the exercise price are subject to the Board of Directors' approval.  Option grants to directors are subject to the approvals of the Audit Committee, Board of Directors and Shareholders. The term of the options shall not exceed 10 years from the date that the option was granted.

C.	No options have been granted by the Company other than to employees and directors, as mentioned above.

D.
Options granted to Israeli residents may be granted under Section 102 of the Israeli Income Tax Ordinance pursuant to which the awards of options, or the ordinary shares issued upon their exercise, must be deposited with a trustee for at least two years following the date of grant. Under Section 102, any tax payable by an employee from the grant or exercise of the awards is deferred until the transfer of the awards or ordinary shares by the trustee to the employee or upon the sale of the awards or ordinary shares.

Gains on awards granted under the plan are subjected to capital tax of 25% to be paid by the employee, and the Company is not entitled to a tax deduction.

E.
On January 24, 2008, the Company granted, in the aggregate, 200,000 options to certain of its directors and employees under its Share Option Plan (2004) and US Share Option Plan (2000).  In relation to this grant:

1.
The exercise price for the options (per ordinary share) was US $ 11.20 and the Option expiration date was the earlier to occur of: (a) January 24, 2016; and (b) the closing price of the Shares falling below US $ 5.60 at any time after the date of grant. 50% of the options vest and become exercisable on the second anniversary of the date of grant and additional 50% of the options vest and become exercisable on the third anniversary of the date of the grant.

2.	The Company recognizes compensation expenses on these options based on estimated grant date fair value using the Monte Carlo option-pricing model with the following assumptions:

Average Risk-free interest rate (a)	3.36%
Expected dividend yield	0.0%
Average expected volatility (b)	116.24%
Termination rate	11%
Suboptimal rate (c)	3.4

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.
(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company's ordinary shares on the NASDAQ National Market.
(c)
Suboptimal rate represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal rate of the Company and similar companies.

3.	Expenses incurred during the year ended December 31, 2011 in relation to this grant were approximately US$ 7 thousand. As at December 31, 2011, all expenses related to this grant were recognized.

4.	All of these options expired by their terms on July 30, 2008 without exercise.

F.
On October 15, 2008, the Company granted, in the aggregate, 200,000 options to certain of its directors and employees under its Share Option Plan (2004) and US Share Option Plan (2000).  In relation to this grant:

1.
The exercise price for the options (per ordinary share) was US$ 3.82 and the Option expiration date was the earlier to occur of: (a) October 15, 2016; and (b) the closing price of the Shares falling below US$ 1.91 at any time after the date of grant. 50% of the options vest and become exercisable on the second anniversary of the date of grant and the additional 50% of the options vest and become exercisable on the third anniversary of the date of the grant.

2.	The Company recognizes compensation expenses on these options based on estimated grant date fair value using the Monte Carlo option-pricing model with the following assumptions:

Average Risk-free interest rate (a)	3.73%
Expected dividend yield	0.0%
Average expected volatility (b)	112.42%
Termination rate	11%
Suboptimal rate (c)	3.45

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.
(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company's ordinary shares on the NASDAQ National Market.
(c)
Suboptimal rate represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal rate of the Company and similar companies.

3.	Expenses incurred during the year ended December 31, 2011 in relation to this grant were approximately US$ 33 thousand. As at December 31, 2011, all expenses related to this grant were recognized.

G.	On December 21, 2010, the Company granted, in the aggregate, 137,500 options to certain of its directors and employees under its Share Option Plan (2004). In relation to this grant:

1.
The exercise price for the options (per ordinary share) was US$ 18.82 and the Option expiration date was the earlier to occur of: (a) December 21, 2018; and (b) the closing price of the Shares falling below US$ 9.41 at any time after the date of grant. 50% of the options vest and become exercisable on the second anniversary of the date of grant and the additional 50% of the options vest and become exercisable on the third anniversary of the date of the grant.

2.	The Company recognizes compensation expenses on these options based on estimated grant date fair value using the Binomial option-pricing model with the following assumptions:

Average Risk-free interest rate (a)	3.00%
Expected dividend yield	0.0%
Average expected volatility (b)	82.64%
Termination rate	9%
Suboptimal rate (c)	3.45

(a)	Risk-free interest rate represents risk free US$ zero-coupon US Government Bonds at time of grant.
(b)	Expected average volatility represents a weighted average standard deviation rate for the price of the Company's ordinary shares on the NASDAQ National Market.
(c)
Suboptimal rate represents the multiple of the increase in the market share price on the day of grant of the option which, should it come to pass, will lead to exercise of the option by the employee. It is the average suboptimal rate of the Company and similar companies.

3.
Expenses incurred during the year ended December 31, 2011 in relation to this grant were approximately US$ 397 thousand. As at December 31, 2011, there was approximately US$ 538 thousand of unrecognized compensation costs related to this grant to be recognized over a weighted average period of 1.46 years.

H.	The following table summarizes information regarding stock options as at December 31, 2011:

	Options outstanding		Options exercisable
		Weighted		Weighted
		average remaining		average remaining
Exercise price	Number	contractual life	Number	contractual life
US$	of options	(in years)	of options	(in years)

2.53	30,000	2.99	30,000	2.99
3.82	92,425	4.79	92,425	4.79
18.82	135,000	6.97	-	-

	257,425		122,425

The aggregate intrinsic value of options outstanding as of December 31, 2010 and 2011 is US$ 2,541 thousand and US$ 1,718 thousand, respectively.

The aggregate intrinsic value of options exercisable as of December 31, 2010 and 2011 is US$ 1,089 thousand and US$ 1,718 thousand, respectively.

The total intrinsic value of options exercised during the year ended December 31, 2010 and 2011, is US$ 813 thousand and US$ 609 thousand, respectively.

The intrinsic value of the options at the date of grant is zero.

I.              The stock option activity under the abovementioned plans is as follows:

			Weighted
		Weighted	average
	Number	average	grant date
	of options	exercise price	fair value
		US$	US$

Balance at January 1, 2010	240,700

Granted	137,500	18.82	8.69
Exercised	(70,375)	3.68	1.81
Forfeited	(2,000)	3.82	1.81

Balance at December 31, 2010	305,825

Exercised	(45,400)	3.62	1.75
Forfeited	(3,000)	16.32	7.54

Balance at December 31, 2011	257,425
Exercisable at December 31, 2011	122,425

J.	During 2009, 2010 and 2011, the Company recorded share-based compensation expenses. The following summarizes the allocation of the stock-based compensation expenses:

	Year ended December 31
	2009	2010	2011
	US$ thousands	US$ thousands	US$ thousands

Cost of sales	65	33	24
Research and development costs	138	71	96
Selling and marketing expenses	127	65	134
General and administrative expenses	109	62	183

	439	231	437